Loan Receivable - Schedule of Loan Receivable (Details) - USD ($)		Apr. 30, 2026	Oct. 31, 2025
XIAOMING MANAGEMENT SERVICES PTE. LTD [Member]
Loan Receivable - Schedule of Loan Receivable (Details) [Line Items]
Loan receivable, Current	[1]	$ 250,000	$ 0
Yaruyun (Shanghai) Enterprise Management Co., Ltd. [Member]
Loan Receivable - Schedule of Loan Receivable (Details) [Line Items]
Loan receivable, Current	[2]	350,000	0
Loan receivable, Non-current	[2]	$ 0	$ 350,000

[1]	As of April 30, 2026, the Company had one current loan receivable outstanding, granted to XIAOMING MANAGEMENT SERVICES PTE. LTD on April 13, 2026 with a remaining principal amount of $250,000. The loan is interest-free and matures on May 7, 2026.
[2]	As of October 30, 2025, the Company had one non-current loan receivable outstanding, granted to Yaruyun (Shanghai) Enterprise Management Co., Ltd. on January 24, 2025, with a principal amount of $350,000. The loan has a contractual term of two years, maturing on January 24, 2027, and bears interest at a fixed annual rate of 4%. Interest is payable annually in arrears on January 24 of each year. As of April 30, 2026, this loan should be classified as current loan receivable.